Fair Value Measurements - Derivative assets and liabilities (Details) - CIK0001812667 CC Neuberger Principal Holdings II - Level 3 - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Derivative Assets and Liabilities
Beginning of period		$ 51,338,600
Forward Purchase Agreement liability	$ 1,562,000
Total acquisition date fair value of derivative liabilities	60,973,400
Change in fair value of derivative liabilities	14,840,200	16,147,200
Change in fair value of forward purchase agreement	11,543,000	(9,762,000)
Transfer to level one	(36,018,000)
End of period	51,338,600	$ 57,723,800
Public Warrants
Derivative Assets and Liabilities
Warrants issued, Value	27,117,000
Private Placement Warrants
Derivative Assets and Liabilities
Warrants issued, Value	$ 32,294,400